Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Bank loans due within one year		¥ 318,540,732	$ 44,896,509	¥ 193,736,563
Bank loans due within one year		98,983,780	13,951,202	293,790,596
Total bank loans		417,524,512	58,847,711	487,527,159
China Guangfa Bank Co., Ltd. - Shenyang Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[1]	¥ 18,357,574	2,587,396	41,191,031
Interest Rate	[1]	4.50%
Shanghai Pudong Development Bank Co Ltd Shenyang Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[2]	¥ 44,983,415	6,340,157	82,964,518
Interest Rate	[2]	4.00%
Bank loans due within one year	[2]	¥ 38,428,802	5,416,322
Interest Rate	[2]	4.00%
China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[3]	¥ 12,388,064	1,746,027	23,596,350
Maturity Date		May 29, 2024
Interest Rate	[3]
Bank loans due within one year	[4]	¥ 5,503,290	775,658
Interest Rate	[4]	4.55%
China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[5]			5,000,000
Interest Rate	[5]	3.25%
Bank loans due within one year	[6]	¥ 3,618,982	510,075
Interest Rate	[6]	4.55%
China Construction Bank Shenyang Heping Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[7]	¥ 38,990,000	5,495,419	31,330,000
Interest Rate	[7]	4.00%
Bank loans due within one year	[7]	¥ 4,820,000	679,352	4,430,000
Interest Rate	[7]	4.00%
China Construction Bank Shenyang Heping Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[8]	¥ 712,400	100,409	988,000
Maturity Date		Jul. 19, 2024
Interest Rate	[8]	3.90%
Zhongguancun Technology Leasing Co., Ltd [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[9]	¥ 8,666,664	1,221,517	8,666,664
Maturity Date		Nov. 07, 2025
Interest Rate	[9]	5.00%
Bank loans due within one year	[9],[10]	¥ 5,777,784	$ 814,346	14,492,596
Maturity Date		Nov. 07, 2025	Nov. 07, 2025
Interest Rate	[9]	5.00%
China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[4]	¥ 1,400,000	$ 197,322
Interest Rate	[4]	4.55%
Bank loans due within one year	[10]	¥ 3,503,099	493,742
Interest Rate	[10]	4.55%
China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[6]	¥ 900,000	126,850
Interest Rate	[6]	4.55%
China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[10]	¥ 880,000	124,031
Interest Rate	[10]	4.55%
Industrial Bank Shenyang Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[11]	¥ 29,776,670	4,196,853
Interest Rate	[11]	4.00%
Bank loans due within one year	[12]	¥ 19,993,041	2,817,906
Interest Rate	[12]	4.25%
R-Bridge Healthcare Fund, LP [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[13]	¥ 118,354,060	16,681,333
Maturity Date		Sep. 15, 2026
Interest Rate	[13]	4.00%
Bank loans due within one year	[13]			274,868,000
Maturity Date		Sep. 15, 2026	Sep. 15, 2026
Interest Rate	[13]	4.00%
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[14]	¥ 29,990,032	$ 4,226,925
Interest Rate	[14]	4.00%
CITIC Financial Leasing Co., Ltd [Member]
Debt Instrument [Line Items]
Bank loans due within one year	[15]	¥ 13,141,853	1,852,270
Maturity Date		May 29, 2026
Interest Rate	[15]	4.80%
Bank loans due within one year	[15]	¥ 17,338,782	$ 2,443,801
Maturity Date		May 29, 2026	May 29, 2026
Interest Rate	[15]	4.80%
Minimum [Member] | China Guangfa Bank Co., Ltd. - Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Sep. 01, 2024
Minimum [Member] | Shanghai Pudong Development Bank Co Ltd Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Apr. 12, 2024
Maturity Date		Apr. 12, 2025	Apr. 12, 2025
Minimum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		May 15, 2025	May 15, 2025
Minimum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		May 25, 2023
Maturity Date		Jul. 08, 2025	Jul. 08, 2025
Minimum [Member] | China Construction Bank Shenyang Heping Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 24, 2024
Maturity Date		Oct. 15, 2025	Oct. 15, 2025
Minimum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		May 15, 2024
Maturity Date		Jul. 18, 2025	Jul. 18, 2025
Minimum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 08, 2024
Minimum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 18, 2024
Minimum [Member] | Industrial Bank Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Aug. 15, 2024
Maturity Date		Jul. 31, 2026	Jul. 31, 2026
Minimum [Member] | Minsheng Bank Shenyang Huanghe Street Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 07, 2024
Maximum [Member] | China Guangfa Bank Co., Ltd. - Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Sep. 10, 2024
Maximum [Member] | Shanghai Pudong Development Bank Co Ltd Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Mar. 21, 2025
Maturity Date		Nov. 07, 2025	Nov. 07, 2025
Maximum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Nov. 15, 2025	Nov. 15, 2025
Maximum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 17, 2023
Maturity Date		Jan. 18, 2026	Jan. 18, 2026
Maximum [Member] | China Construction Bank Shenyang Heping Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Dec. 06, 2024
Maturity Date		Nov. 14, 2025	Nov. 14, 2025
Maximum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Nov. 15, 2024
Maturity Date		Jan. 18, 2026	Jan. 18, 2026
Maximum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jan. 18, 2025
Maximum [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jan. 18, 2025
Maximum [Member] | Industrial Bank Shenyang Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Sep. 17, 2024
Maturity Date		Sep. 03, 2026	Sep. 03, 2026
Maximum [Member] | Minsheng Bank Shenyang Huanghe Street Branch [Member]
Debt Instrument [Line Items]
Maturity Date		Jan. 16, 2025

[1]	On September 13, 2021, Lakeshore Group entered into a credit facility of RMB100.0 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. Lakeshore Group drew RMB35.8 million from June 19, 2023 to August 24, 2023, with interest at 5.66%, which was due from December 16, 2023 to March 12, 2024. The Company drew RMB 18.4 million from November 21, 2023 to March 1, 2024, with interest at 4.50%, which is due from September 1, 2024 to September 10, 2024. From June 2, 2023 to January 2, 2024, Lakeshore Group repaid RMB77.0 million. As of March 31, 2024, the balance of RMB18.4 million (US$2.6 million) was outstanding.
[2]	On July 12, 2021, Lakeshore Group entered into a credit facility of RMB140.0 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. Lakeshore Group drew RMB6.7 million on April 28, 2023 with interest at 5.30%, which was due on December 23, 2023, and drew RMB85.0 million from September 27, 2023 to February 28, 2024, of which RMB46.6 million is due from March 21, 2024 to March 21, 2025 and RMB38.4 million is due from April 12, 2025 to November 7, 2025. From April 4, 2023 to March 21, 2024, Lakeshore Group repaid RMB91.3 million. As of March 31, 2024, the balance of RMB83.4 million (US$11.8 million) is outstanding, of which RMB45.0 million (US$6.3 million) is due within one year. In April, 2024, RMB3.4 million (US$0.5 million) was repaid.
[3]	On January 13, 2023, Lakeshore Group entered into a credit facility of RMB40.0 million with China CITIC Bank Shenyang Tiexi Branch, due on November 1, 2025, to finance its working capital requirements. Lakeshore Group drew RMB12.8 million from May 24, 2023 to July 11, 2023 with interest at 5.00%, which was due from February 6, 2024 to May 29, 2024, and drew RMB3.55 million from July 17, 2023 to July 18,2023, with interest at 4.75%, which is due on May 29, 2024. From October 13, 2023 to February 19, 2024, Lakeshore Group repaid RMB27.6 million. As of March 31, 2024, the balance of RMB12.4 million (US$1.7 million) is outstanding. On May 29, 2024, RMB12.4 million (US$1.7 million) was repaid.
[4]	On November 15, 2023, Lakeshore Group borrowed RMB6.9 million from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements, with interest at 4.55%. This loan will mature on November 15, 2025. As of March 31, 2024, the balance of RMB6.9 million (US$1.0 million) is outstanding, of which RMB1.4 million (US$0.2 million) is due within one year. In May 2024, RMB0.7 million (US$0.1 million) was repaid.
[5]	On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to Lakeshore Group with interest at 3.25%. As of March 31, 2024, Lakeshore Group repaid it.
[6]	On January 8, 2024, Lakeshore Group borrowed RMB4.5 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 8, 2024 to January 8, 2026. As of March 31, 2024, the balance of RMB4.5 million (US$0.6 million) is outstanding, of which RMB0.9 million (US$0.1 million) is due within one year. On July 4, 2024, RMB0.5 million (US$0.1 million) was repaid.
[7]	From September 9, 2022 to November 25, 2022, Lakeshore Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan was due from September 8, 2023 to November 24, 2023. From March 17, 2023 to November 15, 2023, Lakeshore Group borrowed RMB43.8 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch. The loan will be due from July 24, 2024 to November 14, 2025. From June 5, 2023 to October 8, 2023, Lakeshore Group repaid RMB31.3 million. As of March 31, 2024, the balance of RMB43.8 million (US$6.2 million) is outstanding, of which RMB 39.0 million (US$5.5 million) is due within one year.
[8]	On January 16, 2023, Lakeshore Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. On July 20, 2023, Lakeshore Group borrowed RMB712,400 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. On December 8, 2023, Lakeshore Group repaid RMB988,000. The balance of RMB0.7 million (US$0.1 million) as of March 31, 2024 was repaid on July 18, 2024.
[9]	On November 8, 2022, Lakeshore Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. Lakeshore Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. Lakeshore Group repaid RMB2.9 million from December 2022 to March 2023 and 8.7 million from April 2023 to March 2024. As of March 31, 2024, the balance of RMB14.4 million (US$2.0 million) is outstanding, of which RMB8.7 million (US$1.2 million) is due within one year.
[10]	On January 18, 2024, Lakeshore Group borrowed RMB4.4 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 18, 2024 to January 18, 2026. As of March 31, 2024, the balance of RMB4.4 million (US$0.6 million) is outstanding, of which RMB0.9 million (US$0.1 million) is due within one year. On July 17, 2024, RMB0.4 million (US$0.1 million) was repaid.
[11]	From August 16, 2023 to September 18, 2023, Lakeshore Group borrowed RMB29.8 million with interest at 4.00% from Industrial Bank Shenyang Branch for one year. The loan will be due from August 15, 2024 to September 17, 2024. As of March 31, 2024, the balance of RMB29.8 million (US$4.2 million) is outstanding.
[12]	From August 14, 2023 to September 14, 2023, Lakeshore Group borrowed RMB20.0 million with interest at 4.25% from Industrial Bank Shenyang Branch for about three years. The loan will be due from July 31, 2026 to September 3, 2026. As of March 31, 2024, the balance of RMB20.0 million (US$2.8 million) is outstanding.
[13]	On March 16, 2022, Lakeshore Group entered into a facility agreement with R-Bridge Healthcare Fund, LP (“R-Bridge”), as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. On December 27, 2023, HK Yisheng received a letter from R-Bridge (the “R-Bridge Letter”), notifying the Company that it has reason to believe HK Yisheng defaulted under financial covenants and other obligations under the facility agreement, and under the instructions of the lenders to urge the Company to consider and reach an amicable solution with the lenders, including, without limitation, repaying the loan of $40.0 million in full, as soon as possible. The Company repaid $15.0 million, $10.0 million and $18.1 million respectively in February, March and April, 2024. As of April 29, 2024, the Company repaid its full amount of $40.0 million and accrued interest of $3.1 million.
[14]	From July 7, 2023 to January 16, 2024, Lakeshore Group borrowed RMB30.0 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch, due from July 7, 2024 to January 16, 2025. As of March 31, 2024, the balance of RMB30.0 million (US$4.2 million) is outstanding. In July, 2024, RMB11.3 million (US$1.6 million) was repaid.
[15]	On May 29, 2023, Lakeshore Group borrowed RMB40.0 million with interest at 4.80% from CITIC Financial Leasing Co., Ltd for three years. The loan will be due on May 29, 2026. From August 15, 2023 to February 18, 2024, Lakeshore Group repaid RMB9.5 million. As of March 31, 2024, the balance of RMB30.5 million (US$4.3 million) is outstanding, of which RMB13.1 million (US$1.9 million) is due within one year.